Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Cash And Cash Equivalents

	2022	2021
(in $ millions)	$	$
Short-term deposits	504	594
Cash at banks and on hand	1,448	4,397
Cash and cash equivalents in the statement of financial position	1,952	4,991